Hartford Disciplined Equity HLS Fund Annual Fund Operating Expenses - Hartford Disciplined Equity HLS Fund	Dec. 31, 2025
IA
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.57%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.03%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.60%
IB
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.57%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.03%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.85%
IC
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.57%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.03%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	1.10%